Shareholder Report, Holdings (Details) - Northeast Investors Trust	Mar. 31, 2026
Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Electric Utility
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Tobacco
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Building Products
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Oil & Gas Drilling
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Industrial Service / Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Chemicals
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Energy / Natural Resources
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Homebuilders
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	73.90%
Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	17.12%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
GDP-Linked Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.95%
Net Other Assets (Liabilities)
Holdings [Line Items]
Percent of Net Asset Value	1.79%
Homer City Holdings, LLC
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Pyxus Holdco, Inc. 8.5%, 12/31/27
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Tidewater, Inc., 9.125%, 7/15/30
Holdings [Line Items]
Percent of Net Asset Value	4.30%
KB Home 7.25%, 7/15/30
Holdings [Line Items]
Percent of Net Asset Value	4.10%
XPO Logistics, Inc. 6.25%, 6/1/28
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Anywhere Real Estate Group LLP, 7%, 4/15/30
Holdings [Line Items]
Percent of Net Asset Value	4.00%
SS&C Technologies 5.5%, 9/30/27
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Moog, Inc., 4.25%, 12/15/27
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pitney Bowes, Inc., 6.875%, 3/15/27
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Under Armour, Inc., 3.25%, 6/15/26
Holdings [Line Items]
Percent of Net Asset Value	4.00%